UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021 - March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2022

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
DIRECTIONAL ALLOCATION FUND	9
RBP® DIVIDEND FUND	18
RBP® LARGE-CAP DEFENSIVE FUND	28
RBP® LARGE-CAP MARKET FUND	37
RBP® LARGE-CAP VALUE FUND	46
NOTES TO FINANCIAL STATEMENTS	55
OTHER INFORMATION	62
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	63
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	69

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim RBP® Funds (the “Funds”). This report covers the semi-annual period ended March 31, 2022.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six months ended March 31, 2022, most major U.S. equity indexes rose slightly amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”).

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. One basis point is equal to 0.01%. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (net) returned -3.38%. The return of the MSCI Emerging Markets Index* (net) was -8.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

Dow Jones U.S. Mid-Cap Total Stock Market IndexSM is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Mid-Cap Index includes the components ranked 501-1000 by full market

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

capitalization.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.39%	3.85%	$ 1,000.00	$ 1,038.50	$ 7.06
C-Class	2.09%	3.48%	1,000.00	1,034.80	10.60
P-Class	1.34%	3.87%	1,000.00	1,038.70	6.81
Institutional Class	1.09%	4.05%	1,000.00	1,040.50	5.55
RBP® Dividend Fund
A-Class	1.20%	7.14%	1,000.00	1,071.40	6.20
C-Class	1.95%	6.76%	1,000.00	1,067.60	10.05
P-Class	1.20%	7.17%	1,000.00	1,071.70	6.20
Institutional Class	0.95%	7.27%	1,000.00	1,072.70	4.91
RBP® Large-Cap Defensive Fund
A-Class	1.20%	3.83%	1,000.00	1,038.30	6.10
C-Class	1.95%	3.46%	1,000.00	1,034.60	9.89
P-Class	1.20%	3.77%	1,000.00	1,037.70	6.10
Institutional Class	0.95%	4.01%	1,000.00	1,040.10	4.83
RBP® Large-Cap Market Fund
A-Class	1.20%	3.87%	1,000.00	1,038.70	6.10
C-Class	1.95%	3.41%	1,000.00	1,034.10	9.89
P-Class	1.20%	3.87%	1,000.00	1,038.70	6.10
Institutional Class	0.95%	3.93%	1,000.00	1,039.30	4.83
RBP® Large-Cap Value Fund
A-Class	1.20%	7.09%	1,000.00	1,070.90	6.20
C-Class	1.95%	6.74%	1,000.00	1,067.40	10.05
P-Class	1.20%	7.13%	1,000.00	1,071.30	6.20
Institutional Class	0.95%	7.31%	1,000.00	1,073.10	4.91

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.39%	5.00%	$ 1,000.00	$ 1,018.00	$ 6.99
C-Class	2.09%	5.00%	1,000.00	1,014.51	10.50
P-Class	1.34%	5.00%	1,000.00	1,018.25	6.74
Institutional Class	1.09%	5.00%	1,000.00	1,019.50	5.49
RBP® Dividend Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78
RBP® Large-Cap Defensive Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78
RBP® Large-Cap Market Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78
RBP® Large-Cap Value Fund
A-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
C-Class	1.95%	5.00%	1,000.00	1,015.21	9.80
P-Class	1.20%	5.00%	1,000.00	1,018.95	6.04
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	7.1%
Apple, Inc.	6.1%
Alphabet, Inc. — Class C	5.4%
Amazon.com, Inc.	4.9%
NVIDIA Corp.	3.2%
Visa, Inc. — Class A	2.5%
Procter & Gamble Co.	2.4%
Meta Platforms, Inc. — Class A	2.3%
AbbVie, Inc.	2.2%
JPMorgan Chase & Co.	2.1%
Top Ten Total	38.2%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	Since Inception (06/18/12)
A-Class Shares	3.85%	11.88%	11.56%	11.64%
A-Class Shares with sales charge‡	(1.07%)	6.55%	10.47%	10.96%
C-Class Shares	3.48%	11.12%	10.75%	10.88%
C-Class Shares with CDSC§	2.59%	10.17%	10.75%	10.88%
P-Class Shares**	3.87%	11.90%	11.58%	11.71%
Institutional Class Shares	4.05%	12.26%	11.87%	11.99%
Guggenheim Directional Allocation IndexSM	4.52%	13.44%	13.03%	15.05%
Dow Jones U.S. Large-Cap Total Stock Market Index	4.20%	13.58%	15.95%	10.37%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim Directional Allocation IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
DIRECTIONAL ALLOCATION FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Consumer, Non-cyclical - 24.1%
Procter & Gamble Co.	50,853	$7,770,338
AbbVie, Inc.	44,468	7,208,707
Abbott Laboratories	53,610	6,345,280
Philip Morris International, Inc.	64,113	6,022,775
Eli Lilly & Co.	20,188	5,781,238
Pfizer, Inc.	105,106	5,441,338
Vertex Pharmaceuticals, Inc.*	20,763	5,418,520
Mondelez International, Inc. — Class A	85,913	5,393,618
Verisk Analytics, Inc. — Class A	24,243	5,203,275
Constellation Brands, Inc. — Class A	22,199	5,112,874
Hershey Co.	22,841	4,948,046
HCA Healthcare, Inc.	19,499	4,886,839
West Pharmaceutical Services, Inc.	11,262	4,625,416
Equifax, Inc.	12,245	2,903,289
S&P Global, Inc.	5,637	2,312,185
Total Consumer, Non-cyclical		79,373,738

Technology - 20.8%
Microsoft Corp.	76,057	23,449,134
Apple, Inc.	115,805	20,220,711
NVIDIA Corp.	38,390	10,475,096
QUALCOMM, Inc.	35,590	5,438,864
Adobe, Inc.*	11,744	5,350,801
Advanced Micro Devices, Inc.*	34,077	3,725,979
Total Technology		68,660,585

Communications - 16.8%
Alphabet, Inc. — Class C*	6,363	17,771,795
Amazon.com, Inc.*	4,990	16,267,150
Meta Platforms, Inc. — Class A*	34,644	7,703,440
Arista Networks, Inc.*	38,806	5,393,258
FactSet Research Systems, Inc.	11,793	5,119,931
eBay, Inc.	56,730	3,248,360
Total Communications		55,503,934

Financial - 14.5%
Visa, Inc. — Class A	36,687	8,136,076
JPMorgan Chase & Co.	50,476	6,880,888
Prologis, Inc. REIT	37,041	5,981,381
Public Storage REIT	13,324	5,200,091
Duke Realty Corp. REIT	85,837	4,983,696
T. Rowe Price Group, Inc.	28,318	4,281,398
Everest Re Group Ltd.	12,026	3,624,396
American Homes 4 Rent — Class A REIT	83,841	3,356,155
BlackRock, Inc. — Class A	4,133	3,158,315
Mastercard, Inc. — Class A	5,369	1,918,773
Berkshire Hathaway, Inc. — Class B*	520	183,513
Coinbase Global, Inc. — Class A*	551	104,613
Total Financial		47,809,295

Consumer, Cyclical - 10.5%
Home Depot, Inc.	21,542	6,448,167
Target Corp.	24,931	5,290,857
O’Reilly Automotive, Inc.*	7,395	5,065,279
Domino’s Pizza, Inc.	12,291	5,002,560
Lululemon Athletica, Inc.*	13,284	4,851,715
Copart, Inc.*	36,577	4,589,316
Dollar General Corp.	11,187	2,490,562
Tesla, Inc.*	869	936,435
Total Consumer, Cyclical		34,674,891

Utilities - 7.4%
NextEra Energy, Inc.	71,204	6,031,691
Duke Energy Corp.	49,706	5,550,172
Evergy, Inc.	70,857	4,842,367
American Water Works Company, Inc.	27,959	4,628,053
American Electric Power Company, Inc.	34,828	3,474,790
Total Utilities		24,527,073

Industrial - 5.0%
Garmin Ltd.	39,443	4,678,334
Old Dominion Freight Line, Inc.	15,228	4,548,299
Northrop Grumman Corp.	9,677	4,327,748
Snap-on, Inc.	10,320	2,120,554
United Parcel Service, Inc. — Class B	3,638	780,205
Total Industrial		16,455,140

Total Common Stocks
(Cost $318,138,143)		327,004,656

EXCHANGE-TRADED FUNDS† - 0.9%
SPDR S&P 500 ETF Trust	3,564	1,609,645
Vanguard S&P 500 ETF	3,739	1,552,321
Total Exchange-Traded Funds
(Cost $3,117,083)		3,161,966

Total Investments - 100.0%
(Cost $321,255,226)		$330,166,622
Other Assets & Liabilities, net - 0.0%		(65,062)
Total Net Assets - 100.0%		$330,101,560

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
DIRECTIONAL ALLOCATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$327,004,656	$—	$—	$327,004,656
Exchange-Traded Funds	3,161,966	—	—	3,161,966
Total Assets	$330,166,622	$—	$—	$330,166,622

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $321,255,226)	$330,166,622
Cash	892,268
Prepaid expenses	40,827
Receivables:
Dividends	206,990
Securities sold	66,224
Fund shares sold	17,606
Total assets	331,390,537

Liabilities:
Payable for:
Fund shares redeemed	948,129
Management fees	209,811
Distribution and service fees	68,386
Transfer agent/maintenance fees	32,031
Fund accounting/administration fees	19,855
Trustees’ fees*	264
Miscellaneous	10,501
Total liabilities	1,288,977
Net assets	$330,101,560

Net assets consist of:
Paid in capital	$290,183,006
Total distributable earnings (loss)	39,918,554
Net assets	$330,101,560

A-Class:
Net assets	$164,345,507
Capital shares outstanding	10,075,918
Net asset value per share	$16.31
Maximum offering price per share (Net asset value divided by 95.25%)	$17.12

C-Class:
Net assets	$35,089,701
Capital shares outstanding	2,369,562
Net asset value per share	$14.81

P-Class:
Net assets	$7,904,175
Capital shares outstanding	480,080
Net asset value per share	$16.46

Institutional Class:
Net assets	$122,762,177
Capital shares outstanding	7,223,083
Net asset value per share	$17.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends (net of foreign withholding tax of $4,233)	$2,017,090
Total investment income	2,017,090

Expenses:
Management fees	1,694,763
Distribution and service fees:
A-Class	247,364
C-Class	244,214
P-Class	10,588
Transfer agent/maintenance fees:
A-Class	4,828
C-Class	15,989
P-Class	752
Institutional Class	27,571
Fund accounting/administration fees	119,594
Professional fees	112,945
Custodian fees	9,877
Trustees’ fees*	7,273
Line of credit fees	5,920
Miscellaneous	41,339
Recoupment of previously waived fees:
P-Class	21
Total expenses	2,543,038
Less:
Expenses reimbursed by Adviser:
A-Class	(10,848)
C-Class	(16,866)
P-Class	(1,065)
Institutional Class	(32,021)
Expenses waived by Adviser	(38,500)
Total waived/reimbursed expenses	(99,300)
Net expenses	2,443,738
Net investment loss	(426,648)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	31,596,250
Net realized gain	31,596,250
Net change in unrealized appreciation (depreciation) on:
Investments	(17,208,698)
Net change in unrealized appreciation (depreciation)	(17,208,698)
Net realized and unrealized gain	14,387,552
Net increase in net assets resulting from operations	$13,960,904

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(426,648)	$(1,434,928)
Net realized gain on investments	31,596,250	89,523,005
Net change in unrealized appreciation (depreciation) on investments	(17,208,698)	6,590,642
Net increase in net assets resulting from operations	13,960,904	94,678,719

Distributions to shareholders:
A-Class	(22,873,206)	(57,305)
C-Class	(7,531,556)	—
P-Class	(1,174,381)	(1,106)
Institutional Class	(18,380,858)	(446,175)
Total distributions to shareholders	(49,960,001)	(504,586)

Capital share transactions:
Proceeds from sale of shares
A-Class	27,253,606	47,300,220
C-Class	371,686	2,902,705
P-Class	56,526	245,454
Institutional Class	3,792,643	10,727,390
Distributions reinvested
A-Class	20,292,140	48,747
C-Class	7,433,984	—
P-Class	1,161,691	1,098
Institutional Class	17,864,833	434,225
Cost of shares redeemed
A-Class	(18,758,613)	(32,444,272)
C-Class	(27,529,651)	(64,474,041)
P-Class	(1,007,310)	(3,270,086)
Institutional Class	(23,796,335)	(63,111,080)
Net increase (decrease) from capital share transactions	7,135,200	(101,639,640)
Net decrease in net assets	(28,863,897)	(7,465,507)

Net assets:
Beginning of period	358,965,457	366,430,964
End of period	$330,101,560	$358,965,457

Capital share activity:
Shares sold
A-Class	1,554,919	2,788,122
C-Class	23,371	190,686
P-Class	3,154	15,699
Institutional Class	204,963	611,375
Shares issued from reinvestment of distributions
A-Class	1,196,471	3,143
C-Class	481,788	—
P-Class	67,856	70
Institutional Class	1,011,599	27,122
Shares redeemed
A-Class	(1,101,774)	(1,974,694)
C-Class	(1,734,033)	(4,178,167)
P-Class	(58,401)	(196,823)
Institutional Class	(1,339,261)	(3,794,497)
Net increase (decrease) in shares	310,652	(6,507,964)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.11	$14.00	$16.50	$18.59	$15.83	$13.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.06)	.02	.03	(.03)	(.04)
Net gain (loss) on investments (realized and unrealized)	.82	4.18	.07 [i]	(.12)	2.79	2.71
Total from investment operations	.80	4.12	.09	(.09)	2.76	2.67
Less distributions from:
Net investment income	—	(.01)	—	—	—	—
Net realized gains	(2.60)	—	(2.59)	(2.00)	—	—
Total distributions	(2.60)	(.01)	(2.59)	(2.00)	—	—
Net asset value, end of period	$16.31	$18.11	$14.00	$16.50	$18.59	$15.83

Total Return[d]	3.85%	29.42%	(0.38%)	1.13%	17.44%	20.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164,346	$152,598	$106,549	$104,877	$117,786	$131,554
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.38%)	0.16%	0.18%	(0.20%)	(0.27%)
Total expenses[e]	1.43%	1.44%	1.43%	1.40%	1.35%	1.42%
Net expenses[f,g,h]	1.39%	1.42%	1.40%	1.39%	1.34%	1.42%
Portfolio turnover rate	84%	131%	313%	203%	92%	89%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$16.72	$13.01	$15.59	$17.81	$15.29	$12.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.16)	(.07)	(.08)	(.16)	(.13)
Net gain (loss) on investments (realized and unrealized)	.77	3.87	.08 [i]	(.14)	2.68	2.62
Total from investment operations	.69	3.71	.01	(.22)	2.52	2.49
Less distributions from:
Net realized gains	(2.60)	—	(2.59)	(2.00)	—	—
Total distributions	(2.60)	—	(2.59)	(2.00)	—	—
Net asset value, end of period	$14.81	$16.72	$13.01	$15.59	$17.81	$15.29

Total Return[d]	3.48%	28.52%	(0.99%)	0.38%	16.48%	19.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,090	$60,153	$98,656	$176,994	$239,516	$240,268
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(1.02%)	(0.53%)	(0.53%)	(0.96%)	(0.95%)
Total expenses[e]	2.18%	2.15%	2.15%	2.13%	2.11%	2.15%
Net expenses[f,g,h]	2.09%	2.09%	2.10%	2.11%	2.11%	2.11%
Portfolio turnover rate	84%	131%	313%	203%	92%	89%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.25	$14.10	$16.59	$18.67	$15.90	$13.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.05)	.03	.04	(.04)	(.03)
Net gain (loss) on investments (realized and unrealized)	.83	4.20	.07 [i]	(.12)	2.81	2.71
Total from investment operations	.81	4.15	.10	(.08)	2.77	2.68
Less distributions from:
Net investment income	—	— [c]	—	—	—	—
Net realized gains	(2.60)	—	(2.59)	(2.00)	—	—
Total distributions	(2.60)	—	(2.59)	(2.00)	—	—
Net asset value, end of period	$16.46	$18.25	$14.10	$16.59	$18.67	$15.90

Total Return	3.87%	29.45%	(0.30%)	1.19%	17.42%	20.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,904	$8,533	$9,143	$15,056	$20,892	$33,936
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.28%)	0.22%	0.24%	(0.22%)	(0.20%)
Total expenses[e]	1.38%	1.38%	1.40%	1.40%	1.37%	1.40%
Net expenses[f,g,h]	1.34%	1.34%	1.35%	1.36%	1.36%	1.36%
Portfolio turnover rate	84%	131%	313%	203%	92%	89%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.74	$14.48	$16.93	$18.97	$16.12	$13.37
Income (loss) from investment operations:
Net investment income (loss)[b]	— [j]	(.01)	.07	.08	.01	.01
Net gain (loss) on investments (realized and unrealized)	.86	4.32	.07 [i]	(.12)	2.84	2.74
Total from investment operations	.86	4.31	.14	(.04)	2.85	2.75
Less distributions from:
Net investment income	—	(.05)	—	—	—	—
Net realized gains	(2.60)	—	(2.59)	(2.00)	—	—
Total distributions	(2.60)	(.05)	(2.59)	(2.00)	—	—
Net asset value, end of period	$17.00	$18.74	$14.48	$16.93	$18.97	$16.12

Total Return	4.05%	29.81%	(0.03%)	1.39%	17.68%	20.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,762	$137,682	$152,083	$266,223	$345,423	$278,127
Ratios to average net assets:
Net investment income (loss)	0.04%	(0.04%)	0.47%	0.48%	0.04%	0.06%
Total expenses[e]	1.16%	1.15%	1.15%	1.13%	1.12%	1.15%
Net expenses[f,g,h]	1.09%	1.09%	1.10%	1.11%	1.11%	1.11%
Portfolio turnover rate	84%	131%	313%	203%	92%	89%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	0.01%	—
C-Class	—	—	0.01%	0.01%	0.02%
P-Class	—	—	0.00%[k]	0.00%*	0.01%
Institutional Class	—	—	0.01%	0.01%	0.02%

[k]	Less than 0.01%

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.39%	1.41%	1.40%	1.39%	1.34%	1.41%
C-Class	2.08%	2.08%	2.10%	2.10%	2.10%	2.10%
P-Class	1.33%	1.34%	1.35%	1.35%	1.35%	1.35%
Institutional Class	1.08%	1.09%	1.10%	1.10%	1.10%	1.10%

[i]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[j]	Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	6.6%
Apple, Inc.	5.5%
NVIDIA Corp.	2.8%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.9%
Procter & Gamble Co.	1.9%
AbbVie, Inc.	1.7%
Mastercard, Inc. — Class A	1.7%
Pfizer, Inc.	1.7%
Home Depot, Inc.	1.6%
Top Ten Total	27.4%

“Ten Largest Holdings” excludes any temporary cash investments.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	7.14%	8.86%	12.16%	11.58%
A-Class Shares with sales charge‡	2.04%	3.65%	11.08%	10.92%
C-Class Shares	6.76%	8.03%	11.32%	10.81%
C-Class Shares with CDSC§	5.84%	7.10%	11.32%	10.81%
P-Class Shares**	7.17%	8.90%	12.17%	11.66%
Institutional Class Shares	7.27%	9.15%	12.44%	11.94%
Guggenheim RBP Dividend IndexSM	7.77%	10.19%	13.73%	13.28%
Dow Jones U.S. Large-Cap Total Stock Market Index	4.20%	13.58%	15.95%	14.55%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Dividend IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
RBP® DIVIDEND FUND

	Shares	Value
COMMON STOCKS† - 98.5%

Technology - 23.8%
Microsoft Corp.	5,582	$1,720,986
Apple, Inc.	8,197	1,431,278
NVIDIA Corp.	2,667	727,717
Broadcom, Inc.	672	423,145
QUALCOMM, Inc.	2,296	350,875
Applied Materials, Inc.	2,195	289,301
Accenture plc — Class A	811	273,494
Intuit, Inc.	562	270,232
KLA Corp.	736	269,420
Monolithic Power Systems, Inc.	550	267,124
Electronic Arts, Inc.	1,482	187,488
Total Technology		6,211,060

Financial - 22.9%
JPMorgan Chase & Co.	3,736	509,292
Visa, Inc. — Class A	2,273	504,083
Mastercard, Inc. — Class A	1,226	438,148
Prologis, Inc. REIT	2,102	339,431
Goldman Sachs Group, Inc.	952	314,255
Morgan Stanley	3,550	310,270
American International Group, Inc.	4,764	299,036
Ameriprise Financial, Inc.	949	285,042
BlackRock, Inc. — Class A	362	276,629
Alexandria Real Estate Equities, Inc. REIT	1,331	267,864
Fidelity National Financial, Inc.	5,425	264,957
Duke Realty Corp. REIT	4,489	260,631
Equitable Holdings, Inc.	8,340	257,790
Huntington Bancshares, Inc.	17,225	251,829
STAG Industrial, Inc. REIT	5,930	245,206
Equity LifeStyle Properties, Inc. REIT	3,104	237,394
Annaly Capital Management, Inc. REIT	32,361	227,821
MetLife, Inc.	3,238	227,567
Blackstone Mortgage Trust, Inc. — Class A REIT	5,153	163,814
T. Rowe Price Group, Inc.	609	92,075
Crown Castle International Corp. REIT	491	90,639
AGNC Investment Corp. REIT	5,555	72,770
Sun Communities, Inc. REIT	222	38,914
Total Financial		5,975,457

Consumer, Non-cyclical - 16.4%
Procter & Gamble Co.	3,176	485,293
AbbVie, Inc.	2,734	443,209
Pfizer, Inc.	8,420	435,903
Eli Lilly & Co.	1,390	398,054
Abbott Laboratories	3,233	382,658
Philip Morris International, Inc.	3,369	316,484
Merck & Company, Inc.	3,793	311,216
Sysco Corp.	3,364	274,671
West Pharmaceutical Services, Inc.	637	261,622
HCA Healthcare, Inc.	1,037	259,893
Bunge Ltd.	2,287	253,422
Estee Lauder Companies, Inc. — Class A	797	217,039
McKesson Corp.	291	89,084
UnitedHealth Group, Inc.	92	46,917
Baxter International, Inc.	591	45,826
Johnson & Johnson	229	40,586
Mondelez International, Inc. — Class A	168	10,547
Total Consumer, Non-cyclical		4,272,424

Consumer, Cyclical - 10.7%
Home Depot, Inc.	1,420	425,049
Walmart, Inc.	2,558	380,937
Target Corp.	1,469	311,751
Dollar General Corp.	1,331	296,321
TJX Companies, Inc.	4,248	257,344
Best Buy Company, Inc.	2,397	217,887
Watsco, Inc.	633	192,837
Costco Wholesale Corp.	327	188,303
Lowe’s Companies, Inc.	927	187,430
WW Grainger, Inc.	327	168,663
Thor Industries, Inc.	1,669	131,350
Cummins, Inc.	235	48,201
Total Consumer, Cyclical		2,806,073

Communications - 7.0%
Comcast Corp. — Class A	8,209	384,345
AT&T, Inc.	14,706	347,503
Paramount Global — Class B	7,657	289,511
Fox Corp. — Class A	6,222	245,458
Fox Corp. — Class B	6,639	240,863
eBay, Inc.	3,864	221,253
CDW Corp.	579	103,577
Total Communications		1,832,510

Industrial - 6.1%
United Parcel Service, Inc. — Class B	1,622	347,854
Caterpillar, Inc.	1,444	321,752
Waste Management, Inc.	1,839	291,482
Republic Services, Inc. — Class A	2,076	275,070
Garmin Ltd.	2,031	240,897
Agilent Technologies, Inc.	524	69,341
Johnson Controls International plc	655	42,948
Total Industrial		1,589,344

Energy - 5.5%
Chevron Corp.	2,597	422,870
Pioneer Natural Resources Co.	1,182	295,536
Valero Energy Corp.	2,895	293,958
EOG Resources, Inc.	2,458	293,067
Marathon Petroleum Corp.	1,000	85,500
ConocoPhillips	447	44,700
Total Energy		1,435,631

Utilities - 5.1%
NextEra Energy, Inc.	4,024	340,873
Evergy, Inc.	3,919	267,824
Vistra Corp.	10,859	252,472
Edison International	3,597	252,150
Exelon Corp.	2,647	126,076
Constellation Energy Corp.	1,823	102,544
Total Utilities		1,341,939

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
RBP® DIVIDEND FUND

	Shares	Value
Basic Materials - 1.0%
International Flavors & Fragrances, Inc.	1,936	$254,255

Total Common Stocks
(Cost $24,626,192)		25,718,693

EXCHANGE-TRADED FUNDS† - 0.9%
Vanguard High Dividend Yield ETF	1,157	129,873
iShares Select Dividend ETF	757	96,995
Total Exchange-Traded Funds
(Cost $225,617)		226,868

Total Investments - 99.4%
(Cost $24,851,809)		$25,945,561
Other Assets & Liabilities, net - 0.6%		155,291
Total Net Assets - 100.0%		$26,100,852

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,718,693	$—	$—	$25,718,693
Exchange-Traded Funds	226,868	—	—	226,868
Total Assets	$25,945,561	$—	$—	$25,945,561

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $24,851,809)	$25,945,561
Cash	70,553
Prepaid expenses	52,076
Receivables:
Securities sold	83,037
Dividends	39,151
Investment Adviser	1,124
Fund shares sold	25
Total assets	26,191,527

Liabilities:
Payable for:
Fund shares redeemed	71,962
Distribution and service fees	4,681
Trustees’ fees*	4,633
Fund accounting/administration fees	3,773
Transfer agent/maintenance fees	1,907
Distributions to shareholders	241
Miscellaneous	3,478
Total liabilities	90,675
Net assets	$26,100,852

Net assets consist of:
Paid in capital	$24,153,632
Total distributable earnings (loss)	1,947,220
Net assets	$26,100,852

A-Class:
Net assets	$12,595,251
Capital shares outstanding	937,197
Net asset value per share	$13.44
Maximum offering price per share (Net asset value divided by 95.25%)	$14.11

C-Class:
Net assets	$1,270,897
Capital shares outstanding	93,359
Net asset value per share	$13.61

P-Class:
Net assets	$1,163,696
Capital shares outstanding	85,518
Net asset value per share	$13.61

Institutional Class:
Net assets	$11,071,008
Capital shares outstanding	855,427
Net asset value per share	$12.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$272,726
Total investment income	272,726

Expenses:
Management fees	99,178
Distribution and service fees:
A-Class	18,399
C-Class	9,028
P-Class	1,812
Transfer agent/maintenance fees:
A-Class	5,645
C-Class	1,685
P-Class	1,393
Institutional Class	5,536
Registration fees	29,530
Professional fees	19,738
Fund accounting/administration fees	16,460
Trustees’ fees*	9,191
Custodian fees	3,373
Line of credit fees	390
Miscellaneous	3,847
Total expenses	225,205
Less:
Expenses reimbursed by Adviser:
A-Class	(10,987)
C-Class	(1,914)
P-Class	(1,617)
Institutional Class	(7,533)
Expenses waived by Adviser	(50,966)
Total waived/reimbursed expenses	(73,017)
Net expenses	152,188
Net investment income	120,538

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	962,612
Net realized gain	962,612
Net change in unrealized appreciation (depreciation) on:
Investments	743,514
Net change in unrealized appreciation (depreciation)	743,514
Net realized and unrealized gain	1,706,126
Net increase in net assets resulting from operations	$1,826,664

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$120,538	$445,464
Net realized gain on investments	962,612	5,408,290
Net change in unrealized appreciation (depreciation) on investments	743,514	516,532
Net increase in net assets resulting from operations	1,826,664	6,370,286

Distributions to shareholders:
A-Class	(1,798,070)	(274,525)
C-Class	(266,159)	(54,789)
P-Class	(223,077)	(43,644)
Institutional Class	(1,688,052)	(323,698)
Total distributions to shareholders	(3,975,358)	(696,656)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,214,769	5,081,734
C-Class	58,151	237,326
P-Class	50,079	1,475,973
Institutional Class	752,749	2,445,143
Distributions reinvested
A-Class	1,787,511	272,584
C-Class	264,408	54,514
P-Class	222,706	42,814
Institutional Class	1,683,168	322,048
Cost of shares redeemed
A-Class	(690,487)	(1,209,248)
C-Class	(1,226,182)	(2,907,298)
P-Class	(521,474)	(1,419,233)
Institutional Class	(529,412)	(1,867,827)
Net increase from capital share transactions	3,065,986	2,528,530
Net increase in net assets	917,292	8,202,160

Net assets:
Beginning of period	25,183,560	16,981,400
End of period	$26,100,852	$25,183,560

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	84,342	340,211
C-Class	3,753	16,404
P-Class	3,407	99,128
Institutional Class	52,563	173,608
Shares issued from reinvestment of distributions
A-Class	127,947	19,166
C-Class	18,675	3,710
P-Class	15,736	2,972
Institutional Class	125,148	23,601
Shares redeemed
A-Class	(47,946)	(84,169)
C-Class	(83,587)	(201,743)
P-Class	(37,201)	(99,278)
Institutional Class	(36,675)	(140,564)
Net increase in shares	226,162	153,046

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$14.59	$10.76	$12.00	$12.55	$12.82	$11.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.27	.30	.29	.23	.15
Net gain (loss) on investments (realized and unrealized)	1.07	3.99	(.91)	.05	1.37	1.52
Total from investment operations	1.13	4.26	(.61)	.34	1.60	1.67
Less distributions from:
Net investment income	(.05)	(.43)	(.31)	(.32)	(.34)	(.18)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)	(.22)
Return of capital	—	—	(.11)	—	—	—
Total distributions	(2.28)	(.43)	(.63)	(.89)	(1.87)	(.40)
Net asset value, end of period	$13.44	$14.59	$10.76	$12.00	$12.55	$12.82

Total Return[c]	7.14%	39.75%	(5.16%)	3.41%	13.40%	14.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,595	$11,274	$5,357	$5,860	$5,775	$5,822
Ratios to average net assets:
Net investment income (loss)	0.87%	1.89%	2.73%	2.49%	1.84%	1.26%
Total expenses[d]	1.77%	1.91%	2.04%	1.95%	2.08%	1.84%
Net expenses[e,f,g]	1.20%	1.20%	1.21%	1.22%	1.21%	1.22%
Portfolio turnover rate	36%	157%	114%	110%	97%	251%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$14.76	$10.86	$12.06	$12.53	$12.74	$11.48
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.20	.22	.20	.14	.06
Net gain (loss) on investments (realized and unrealized)	1.09	3.99	(.92)	.07	1.35	1.51
Total from investment operations	1.09	4.19	(.70)	.27	1.49	1.57
Less distributions from:
Net investment income	(.01)	(.29)	(.18)	(.17)	(.17)	(.09)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)	(.22)
Return of capital	—	—	(.11)	—	—	—
Total distributions	(2.24)	(.29)	(.50)	(.74)	(1.70)	(.31)
Net asset value, end of period	$13.61	$14.76	$10.86	$12.06	$12.53	$12.74

Total Return[c]	6.76%	38.60%	(5.84%)	2.66%	12.49%	13.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,271	$2,281	$3,651	$5,223	$5,976	$6,231
Ratios to average net assets:
Net investment income (loss)	0.03%	1.42%	1.92%	1.75%	1.10%	0.51%
Total expenses[d]	2.54%	2.70%	2.80%	2.64%	2.77%	2.54%
Net expenses[e,f,g]	1.95%	1.95%	1.96%	1.97%	1.96%	1.97%
Portfolio turnover rate	36%	157%	114%	110%	97%	251%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$14.74	$10.84	$12.13	$12.67	$12.88	$11.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.27	.30	.29	.23	.16
Net gain (loss) on investments (realized and unrealized)	1.08	4.02	(.92)	.06	1.37	1.52
Total from investment operations	1.14	4.29	(.62)	.35	1.60	1.68
Less distributions from:
Net investment income	(.04)	(.39)	(.35)	(.32)	(.28)	(.19)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)	(.22)
Return of capital	—	—	(.11)	—	—	—
Total distributions	(2.27)	(.39)	(.67)	(.89)	(1.81)	(.41)
Net asset value, end of period	$13.61	$14.74	$10.84	$12.13	$12.67	$12.88

Total Return	7.17%	39.72%	(5.13%)	3.43%	13.35%	14.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,164	$1,527	$1,093	$1,444	$1,829	$2,217
Ratios to average net assets:
Net investment income (loss)	0.83%	1.87%	2.60%	2.50%	1.84%	1.28%
Total expenses[d]	1.81%	1.93%	2.06%	2.06%	2.04%	1.76%
Net expenses[e,f,g]	1.20%	1.20%	1.21%	1.22%	1.21%	1.22%
Portfolio turnover rate	36%	157%	114%	110%	97%	251%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$14.14	$10.46	$11.70	$12.28	$12.59	$11.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.30	.32	.31	.25	.18
Net gain (loss) on investments (realized and unrealized)	1.03	3.86	(.88)	.05	1.35	1.49
Total from investment operations	1.11	4.16	(.56)	.36	1.60	1.67
Less distributions from:
Net investment income	(.08)	(.48)	(.36)	(.37)	(.38)	(.24)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)	(.22)
Return of capital	—	—	(.11)	—	—	—
Total distributions	(2.31)	(.48)	(.68)	(.94)	(1.91)	(.46)
Net asset value, end of period	$12.94	$14.14	$10.46	$11.70	$12.28	$12.59

Total Return	7.27%	40.06%	(4.88%)	3.66%	13.71%	15.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,071	$10,101	$6,882	$8,979	$5,203	$4,344
Ratios to average net assets:
Net investment income (loss)	1.11%	2.22%	2.94%	2.76%	2.08%	1.51%
Total expenses[d]	1.48%	1.62%	1.80%	1.62%	1.78%	1.54%
Net expenses[e,f,g]	0.95%	0.95%	0.96%	0.97%	0.96%	0.97%
Portfolio turnover rate	36%	157%	114%	110%	97%	251%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	0.00%[h]	—	—
C-Class	—	—	0.00%[h]	—	—
P-Class	—	—	—	—	—
Institutional Class	—	—	—	—	—

[h]	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.20%	1.20%	1.20%	1.21%	1.20%	1.20%
C-Class	1.95%	1.95%	1.96%	1.96%	1.95%	1.95%
P-Class	1.20%	1.20%	1.21%	1.21%	1.20%	1.20%
Institutional Class	0.95%	0.95%	0.95%	0.96%	0.95%	0.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	6.9%
Apple, Inc.	6.0%
Alphabet, Inc. — Class C	5.2%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	3.1%
Visa, Inc. — Class A	2.5%
Meta Platforms, Inc. — Class A	2.3%
Procter & Gamble Co.	2.3%
AbbVie, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Top Ten Total	37.2%

“Ten Largest Holdings” excludes any temporary cash investments.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	3.83%	8.29%	11.32%	10.75%
A-Class Shares with sales charge‡	(1.13%)	3.15%	10.24%	10.10%
C-Class Shares	3.46%	7.45%	10.50%	10.00%
C-Class Shares with CDSC§	2.66%	6.62%	10.50%	10.00%
P-Class Shares**	3.77%	8.25%	11.33%	10.83%
Institutional Class Shares	4.01%	8.55%	11.61%	11.10%
Guggenheim RBP Large-Cap Defensive IndexSM	6.19%	14.34%	13.72%	12.81%
Dow Jones U.S. Large-Cap Total Stock Market Index	4.20%	13.58%	15.95%	14.55%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
COMMON STOCKS† - 97.3%

Consumer, Non-cyclical - 23.6%
Procter & Gamble Co.	1,686	$257,621
AbbVie, Inc.	1,479	239,760
Abbott Laboratories	1,796	212,575
Eli Lilly & Co.	676	193,586
Philip Morris International, Inc.	2,057	193,234
Vertex Pharmaceuticals, Inc.*	706	184,245
Mondelez International, Inc. — Class A	2,925	183,631
Verisk Analytics, Inc. — Class A	842	180,719
Pfizer, Inc.	3,462	179,228
Constellation Brands, Inc. — Class A	755	173,892
Hershey Co.	777	168,322
West Pharmaceutical Services, Inc.	385	158,123
HCA Healthcare, Inc.	629	157,640
Equifax, Inc.	411	97,448
S&P Global, Inc.	191	78,344
Total Consumer, Non-cyclical		2,658,368

Technology - 20.3%
Microsoft Corp.	2,510	773,858
Apple, Inc.	3,866	675,042
NVIDIA Corp.	1,265	345,168
QUALCOMM, Inc.	1,219	186,287
Adobe, Inc.*	401	182,704
Advanced Micro Devices, Inc.*	1,158	126,616
Total Technology		2,289,675

Communications - 16.4%
Alphabet, Inc. — Class C*	209	583,735
Amazon.com, Inc.*	164	534,632
Meta Platforms, Inc. — Class A*	1,179	262,162
Arista Networks, Inc.*	1,321	183,593
FactSet Research Systems, Inc.	389	168,884
eBay, Inc.	2,027	116,066
Total Communications		1,849,072

Financial - 14.4%
Visa, Inc. — Class A	1,245	276,104
JPMorgan Chase & Co.	1,718	234,198
Prologis, Inc. REIT	1,218	196,683
Public Storage REIT	453	176,797
Duke Realty Corp. REIT	2,984	173,251
T. Rowe Price Group, Inc.	957	144,689
Everest Re Group Ltd.	406	122,360
American Homes 4 Rent — Class A REIT	2,849	114,045
BlackRock, Inc. — Class A	140	106,984
Mastercard, Inc. — Class A	179	63,971
Berkshire Hathaway, Inc. — Class B*	17	5,999
Coinbase Global, Inc. — Class A*	3	569
Total Financial		1,615,650

Consumer, Cyclical - 10.2%
Home Depot, Inc.	712	213,123
Target Corp.	820	174,020
Lululemon Athletica, Inc.*	452	165,084
O’Reilly Automotive, Inc.*	241	165,075
Domino’s Pizza, Inc.	401	163,211
Copart, Inc.*	1,286	161,355
Dollar General Corp.	380	84,600
Tesla, Inc.*	24	25,862
Total Consumer, Cyclical		1,152,330

Utilities - 7.4%
NextEra Energy, Inc.	2,424	205,337
Duke Energy Corp.	1,628	181,783
Evergy, Inc.	2,412	164,836
American Water Works Company, Inc.	977	161,723
American Electric Power Company, Inc.	1,185	118,227
Total Utilities		831,906

Industrial - 5.0%
Garmin Ltd.	1,338	158,700
Old Dominion Freight Line, Inc.	520	155,313
Northrop Grumman Corp.	329	147,136
Snap-on, Inc.	344	70,685
United Parcel Service, Inc. — Class B	121	25,950
Total Industrial		557,784

Total Common Stocks
(Cost $10,404,630)		10,954,785

EXCHANGE-TRADED FUNDS† - 1.9%
SPDR S&P 500 ETF Trust	240	108,394
Vanguard S&P 500 ETF	260	107,944
Total Exchange-Traded Funds
(Cost $213,273)		216,338

Total Investments - 99.2%
(Cost $10,617,903)		$11,171,123
Other Assets & Liabilities, net - 0.8%		84,446
Total Net Assets - 100.0%		$11,255,569

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
RBP® LARGE-CAP DEFENSIVE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,954,785	$—	$—	$10,954,785
Exchange-Traded Funds	216,338	—	—	216,338
Total Assets	$11,171,123	$—	$—	$11,171,123

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $10,617,903)	$11,171,123
Cash	53,613
Prepaid expenses	40,231
Receivables:
Investment Adviser	8,721
Dividends	5,008
Total assets	11,278,696

Liabilities:
Payable for:
Professional fees	9,451
Fund accounting/administration fees	3,784
Distribution and service fees	3,172
Transfer agent/maintenance fees	2,783
Trustees’ fees*	2,272
Miscellaneous	1,665
Total liabilities	23,127
Net assets	$11,255,569

Net assets consist of:
Paid in capital	$10,290,640
Total distributable earnings (loss)	964,929
Net assets	$11,255,569

A-Class:
Net assets	$4,662,891
Capital shares outstanding	472,400
Net asset value per share	$9.87
Maximum offering price per share (Net asset value divided by 95.25%)	$10.36

C-Class:
Net assets	$1,743,508
Capital shares outstanding	188,723
Net asset value per share	$9.24

P-Class:
Net assets	$362,491
Capital shares outstanding	35,152
Net asset value per share	$10.31

Institutional Class:
Net assets	$4,486,679
Capital shares outstanding	429,492
Net asset value per share	$10.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$63,821
Total investment income	63,821

Expenses:
Management fees	42,609
Distribution and service fees:
A-Class	7,207
C-Class	7,389
P-Class	440
Transfer agent/maintenance fees:
A-Class	5,429
C-Class	1,763
P-Class	562
Institutional Class	5,372
Registration fees	31,685
Professional fees	16,994
Fund accounting/administration fees	16,471
Trustees’ fees*	6,741
Custodian fees	2,737
Line of credit fees	185
Miscellaneous	3,285
Total expenses	148,869
Less:
Expenses reimbursed by Adviser:
A-Class	(16,738)
C-Class	(4,929)
P-Class	(1,308)
Institutional Class	(15,294)
Expenses waived by Adviser	(42,609)
Total waived/reimbursed expenses	(80,878)
Net expenses	67,991
Net investment loss	(4,170)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	417,200
Net realized gain	417,200
Net change in unrealized appreciation (depreciation) on:
Investments	51,171
Net change in unrealized appreciation (depreciation)	51,171
Net realized and unrealized gain	468,371
Net increase in net assets resulting from operations	$464,201

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,170)	$(2,391)
Net realized gain on investments	417,200	2,894,235
Net change in unrealized appreciation (depreciation) on investments	51,171	(933,202)
Net increase in net assets resulting from operations	464,201	1,958,642

Distributions to shareholders:
A-Class	(1,151,650)	(94,997)
C-Class	(309,390)	(57,734)
P-Class	(76,384)	(7,242)
Institutional Class	(1,047,012)	(111,051)
Total distributions to shareholders	(2,584,436)	(271,024)

Capital share transactions:
Proceeds from sale of shares
A-Class	681,123	1,657,186
C-Class	783,100	230,320
P-Class	23,659	38,598
Institutional Class	10,275	725,013
Distributions reinvested
A-Class	1,091,588	89,656
C-Class	309,389	56,578
P-Class	76,384	7,242
Institutional Class	1,036,737	109,985
Cost of shares redeemed
A-Class	(629,530)	(1,632,275)
C-Class	(663,540)	(1,709,438)
P-Class	(1,011)	(86,918)
Institutional Class	(379,092)	(2,339,934)
Net increase (decrease) from capital share transactions	2,339,082	(2,853,987)
Net increase (decrease) in net assets	218,847	(1,166,369)

Net assets:
Beginning of period	11,036,722	12,203,091
End of period	$11,255,569	$11,036,722

Capital share activity:
Shares sold
A-Class	57,861	138,102
C-Class	86,103	19,806
P-Class	2,239	3,075
Institutional Class	927	61,053
Shares issued from reinvestment of distributions
A-Class	104,159	8,113
C-Class	31,474	5,337
P-Class	6,976	633
Institutional Class	93,568	9,547
Shares redeemed
A-Class	(59,484)	(141,601)
C-Class	(61,785)	(151,051)
P-Class	(90)	(7,098)
Institutional Class	(33,389)	(202,465)
Net increase (decrease) in shares	228,559	(256,549)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$12.15	$10.46	$11.06	$12.09	$11.77	$10.43
Income (loss) from investment operations:
Net investment income (loss)[b]	—	—	.06	.06	.04	.07
Net gain (loss) on investments (realized and unrealized)	.64	1.96	.11	.65	1.64	1.76
Total from investment operations	.64	1.96	.17	.71	1.68	1.83
Less distributions from:
Net investment income	—	(.03)	(.05)	(.03)	(.04)	(.02)
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)	(.47)
Total distributions	(2.92)	(.27)	(.77)	(1.74)	(1.36)	(.49)
Net asset value, end of period	$9.87	$12.15	$10.46	$11.06	$12.09	$11.77

Total Return[c]	3.83%	18.97%	1.40%	8.35%	15.27%	18.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,663	$4,494	$3,821	$4,698	$4,200	$3,968
Ratios to average net assets:
Net investment income (loss)	(0.08%)	0.01%	0.56%	0.54%	0.37%	0.61%
Total expenses[d]	2.65%	2.70%	2.48%	2.26%	2.06%	1.86%
Net expenses[e,f,g]	1.20%	1.20%	1.21%	1.22%	1.21%	1.21%
Portfolio turnover rate	40%	123%	100%	96%	117%	107%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$11.58	$10.03	$10.65	$11.76	$11.52	$10.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.08)	(.02)	(.02)	(.04)	(.02)
Net gain (loss) on investments (realized and unrealized)	.62	1.87	.12	.62	1.60	1.73
Total from investment operations	.58	1.79	.10	.60	1.56	1.71
Less distributions from:
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)	(.47)
Total distributions	(2.92)	(.24)	(.72)	(1.71)	(1.32)	(.47)
Net asset value, end of period	$9.24	$11.58	$10.03	$10.65	$11.76	$11.52

Total Return[c]	3.46%	18.03%	0.74%	7.44%	14.48%	17.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,744	$1,539	$2,595	$3,882	$5,142	$5,881
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.70%)	(0.19%)	(0.20%)	(0.36%)	(0.17%)
Total expenses[d]	3.37%	3.41%	3.22%	2.94%	2.73%	2.54%
Net expenses[e,f,g]	1.95%	1.95%	1.96%	1.97%	1.95%	1.96%
Portfolio turnover rate	40%	123%	100%	96%	117%	107%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$12.58	$10.82	$11.41	$12.41	$12.05	$10.65
Income (loss) from investment operations:
Net investment income (loss)[b]	—	—	.06	.06	.04	.06
Net gain (loss) on investments (realized and unrealized)	.65	2.03	.12	.67	1.69	1.81
Total from investment operations	.65	2.03	.18	.73	1.73	1.87
Less distributions from:
Net investment income	—	(.03)	(.05)	(.02)	(.05)	—
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)	(.47)
Total distributions	(2.92)	(.27)	(.77)	(1.73)	(1.37)	(.47)
Net asset value, end of period	$10.31	$12.58	$10.82	$11.41	$12.41	$12.05

Total Return	3.77%	18.98%	1.44%	8.26%	15.33%	18.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$362	$327	$318	$443	$585	$896
Ratios to average net assets:
Net investment income (loss)	(0.07%)	0.01%	0.56%	0.53%	0.36%	0.56%
Total expenses[d]	2.70%	2.76%	2.54%	2.30%	1.98%	1.80%
Net expenses[e,f,g]	1.20%	1.20%	1.21%	1.22%	1.20%	1.21%
Portfolio turnover rate	40%	123%	100%	96%	117%	107%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$12.69	$10.93	$11.52	$12.52	$12.16	$10.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.03	.09	.09	.08	.09
Net gain (loss) on investments (realized and unrealized)	.67	2.04	.12	.68	1.68	1.83
Total from investment operations	.68	2.07	.21	.77	1.76	1.92
Less distributions from:
Net investment income	—	(.07)	(.08)	(.06)	(.08)	(.07)
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)	(.47)
Total distributions	(2.92)	(.31)	(.80)	(1.77)	(1.40)	(.54)
Net asset value, end of period	$10.45	$12.69	$10.93	$11.52	$12.52	$12.16

Total Return	4.01%	19.23%	1.69%	8.62%	15.52%	18.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,487	$4,676	$5,468	$6,286	$8,590	$10,563
Ratios to average net assets:
Net investment income (loss)	0.16%	0.26%	0.81%	0.80%	0.64%	0.82%
Total expenses[d]	2.35%	2.40%	2.23%	1.97%	1.70%	1.54%
Net expenses[e,f,g]	0.95%	0.95%	0.96%	0.97%	0.95%	0.96%
Portfolio turnover rate	40%	123%	100%	96%	117%	107%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	3/31/22[a]	9/30/21	9/30/20	9/30/19	9/30/18
A-Class	—	—	—	—	—
C-Class	—	—	0.00%[h]	—	—
P-Class	—	—	—	—	—
Institutional Class	—	—	—	—	—

[h]	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	3/31/22[a]	9/30/21	9/30/20	9/30/19	9/30/18
A-Class	1.20%	1.20%	1.21%	1.21%	1.20%
C-Class	1.95%	1.95%	1.96%	1.96%	1.95%
P-Class	1.20%	1.20%	1.21%	1.21%	1.20%
Institutional Class	0.95%	0.95%	0.96%	0.96%	0.95%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	6.4%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.3%
Tesla, Inc.	3.2%
Alphabet, Inc. — Class C	2.9%
Meta Platforms, Inc. — Class A	2.3%
JPMorgan Chase & Co.	1.9%
Visa, Inc. — Class A	1.9%
Procter & Gamble Co.	1.8%
NVIDIA Corp.	1.7%
Top Ten Total	31.7%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	3.87%	10.60%	13.86%	12.37%
A-Class Shares with sales charge‡	(1.05%)	5.37%	12.76%	11.71%
C-Class Shares	3.41%	9.69%	13.00%	11.59%
C-Class Shares with CDSC§	2.60%	8.83%	13.00%	11.59%
P-Class Shares**	3.87%	10.53%	13.85%	12.43%
Institutional Class Shares	3.93%	10.80%	14.14%	12.72%
Dow Jones U.S. Large-Cap Total Stock Market Index	4.20%	13.58%	15.95%	14.55%
Guggenheim RBP Large-Cap Market IndexSM	4.48%	11.99%	15.40%	13.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
RBP® LARGE-CAP MARKET FUND

	Shares	Value
COMMON STOCKS† - 96.8%

Technology - 23.4%
Microsoft Corp.	2,939	$906,123
Apple, Inc.	4,316	753,617
NVIDIA Corp.	900	245,574
Broadcom, Inc.	357	224,796
salesforce.com, Inc.*	969	205,738
QUALCOMM, Inc.	1,209	184,759
Adobe, Inc.*	382	174,047
Advanced Micro Devices, Inc.*	1,458	159,418
Roper Technologies, Inc.	329	155,364
NXP Semiconductor N.V.	728	134,738
Qorvo, Inc.*	799	99,156
Accenture plc — Class A	215	72,504
Total Technology		3,315,834

Consumer, Non-cyclical - 18.5%
Procter & Gamble Co.	1,676	256,093
AbbVie, Inc.	1,440	233,438
Pfizer, Inc.	4,393	227,426
Eli Lilly & Co.	741	212,200
Abbott Laboratories	1,662	196,714
Mondelez International, Inc. — Class A	2,613	164,044
McKesson Corp.	502	153,677
Corteva, Inc.	2,614	150,253
HCA Healthcare, Inc.	556	139,345
PerkinElmer, Inc.	775	135,207
West Pharmaceutical Services, Inc.	327	134,302
Jazz Pharmaceuticals plc*	843	131,230
Sysco Corp.	1,492	121,822
Equifax, Inc.	455	107,880
Constellation Brands, Inc. — Class A	400	92,128
Baxter International, Inc.	929	72,035
Dexcom, Inc.*	81	41,439
UnitedHealth Group, Inc.	48	24,478
Johnson & Johnson	120	21,268
Total Consumer, Non-cyclical		2,614,979

Financial - 16.9%
JPMorgan Chase & Co.	1,967	268,141
Visa, Inc. — Class A	1,196	265,237
Prologis, Inc. REIT	1,122	181,181
Goldman Sachs Group, Inc.	501	165,380
Chubb Ltd.	773	165,345
American International Group, Inc.	2,508	157,427
Crown Castle International Corp. REIT	852	157,279
Travelers Companies, Inc.	812	148,377
Alexandria Real Estate Equities, Inc. REIT	733	147,516
Equitable Holdings, Inc.	4,380	135,386
Ameriprise Financial, Inc.	441	132,459
First Republic Bank	750	121,575
Synchrony Financial	3,105	108,085
Duke Realty Corp. REIT	1,702	98,818
Berkshire Hathaway, Inc. — Class B*	217	76,581
Fidelity National Financial, Inc.	943	46,056
MetLife, Inc.	360	25,301
Total Financial		2,400,144

Communications - 15.4%
Amazon.com, Inc.*	186	606,351
Alphabet, Inc. — Class C*	148	413,363
Meta Platforms, Inc. — Class A*	1,444	321,088
Walt Disney Co.*	1,569	215,204
T-Mobile US, Inc.*	1,246	159,924
Netflix, Inc.*	375	140,471
CDW Corp.	741	132,557
Trade Desk, Inc. — Class A*	1,687	116,825
FactSet Research Systems, Inc.	165	71,635
Total Communications		2,177,418

Consumer, Cyclical - 8.8%
Tesla, Inc.*	416	448,281
Home Depot, Inc.	695	208,034
Walmart, Inc.	1,365	203,276
Target Corp.	773	164,046
Advance Auto Parts, Inc.	621	128,522
Dollar Tree, Inc.*	576	92,247
Total Consumer, Cyclical		1,244,406

Industrial - 7.6%
Caterpillar, Inc.	771	171,794
Northrop Grumman Corp.	340	152,055
FedEx Corp.	617	142,768
AGCO Corp.	807	117,846
Keysight Technologies, Inc.*	740	116,898
Garmin Ltd.	836	99,158
Republic Services, Inc. — Class A	543	71,947
Trex Company, Inc.*	1,065	69,576
L3Harris Technologies, Inc.	274	68,081
Waste Management, Inc.	426	67,521
Total Industrial		1,077,644

Energy - 3.3%
Chevron Corp.	1,383	225,194
Cheniere Energy, Inc.	1,061	147,108
EOG Resources, Inc.	740	88,230
Total Energy		460,532

Utilities - 1.8%
Vistra Corp.	4,338	100,859
NextEra Energy, Inc.	1,151	97,501
Constellation Energy Corp.	953	53,606
Total Utilities		251,966

Basic Materials - 1.1%
FMC Corp.	991	130,386
International Flavors & Fragrances, Inc.	231	30,337
Total Basic Materials		160,723

Total Common Stocks
(Cost $12,252,634)		13,703,646

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
RBP® LARGE-CAP MARKET FUND

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.5%
SPDR S&P 500 ETF Trust	399	$180,204
Vanguard S&P 500 ETF	432	179,354
Total Exchange-Traded Funds
(Cost $348,356)		359,558

Total Investments - 99.3%
(Cost $12,600,990)		$14,063,204
Other Assets & Liabilities, net - 0.7%		99,399
Total Net Assets - 100.0%		$14,162,603

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,703,646	$—	$—	$13,703,646
Exchange-Traded Funds	359,558	—	—	359,558
Total Assets	$14,063,204	$—	$—	$14,063,204

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $12,600,990)	$14,063,204
Cash	96,846
Prepaid expenses	40,792
Receivables:
Dividends	7,740
Investment Adviser	6,622
Total assets	14,215,204

Liabilities:
Payable for:
Securities purchased	32,195
Trustees’ fees*	5,195
Distribution and service fees	4,195
Fund accounting/administration fees	3,512
Transfer agent/maintenance fees	2,810
Fund shares redeemed	2
Miscellaneous	4,692
Total liabilities	52,601
Net assets	$14,162,603

Net assets consist of:
Paid in capital	$11,750,058
Total distributable earnings (loss)	2,412,545
Net assets	$14,162,603

A-Class:
Net assets	$7,425,632
Capital shares outstanding	672,771
Net asset value per share	$11.04
Maximum offering price per share (Net asset value divided by 95.25%)	$11.59

C-Class:
Net assets	$2,729,063
Capital shares outstanding	276,107
Net asset value per share	$9.88

P-Class:
Net assets	$160,939
Capital shares outstanding	13,949
Net asset value per share	$11.54

Institutional Class:
Net assets	$3,846,969
Capital shares outstanding	316,602
Net asset value per share	$12.15

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends (net of foreign withholding tax of $156)	$83,508
Total investment income	83,508

Expenses:
Management fees	54,563
Distribution and service fees:
A-Class	11,474
C-Class	15,952
P-Class	208
Transfer agent/maintenance fees:
A-Class	6,327
C-Class	2,693
P-Class	343
Institutional Class	3,382
Registration fees	31,692
Professional fees	16,343
Fund accounting/administration fees	16,182
Trustees’ fees*	9,428
Custodian fees	2,219
Line of credit fees	222
Miscellaneous	3,235
Total expenses	174,263
Less:
Expenses reimbursed by Adviser:
A-Class	(13,762)
C-Class	(4,800)
P-Class	(457)
Institutional Class	(6,066)
Expenses waived by Adviser	(54,537)
Total waived/reimbursed expenses	(79,622)
Net expenses	94,641
Net investment loss	(11,133)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	968,833
Net realized gain	968,833
Net change in unrealized appreciation (depreciation) on:
Investments	(406,329)
Net change in unrealized appreciation (depreciation)	(406,329)
Net realized and unrealized gain	562,504
Net increase in net assets resulting from operations	$551,371

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(11,133)	$(40,975)
Net realized gain on investments	968,833	3,241,410
Net change in unrealized appreciation (depreciation) on investments	(406,329)	(267,497)
Net increase in net assets resulting from operations	551,371	2,932,938

Distributions to shareholders:
A-Class	(1,517,760)	(217,350)
C-Class	(748,307)	(255,473)
P-Class	(32,243)	(6,321)
Institutional Class	(737,289)	(71,108)
Total distributions to shareholders	(3,035,599)	(550,252)

Capital share transactions:
Proceeds from sale of shares
A-Class	768,472	2,334,646
C-Class	7,145	41,746
P-Class	10,027	96,307
Institutional Class	514,273	1,835,045
Distributions reinvested
A-Class	1,366,664	188,049
C-Class	741,163	254,181
P-Class	31,173	6,126
Institutional Class	724,849	68,828
Cost of shares redeemed
A-Class	(446,573)	(943,317)
C-Class	(742,873)	(2,718,115)
P-Class	(87,151)	(28,453)
Institutional Class	(294,021)	(459,269)
Net increase from capital share transactions	2,593,148	675,774
Net increase in net assets	108,920	3,058,460

Net assets:
Beginning of period	14,053,683	10,995,223
End of period	$14,162,603	$14,053,683

Capital share activity:
Shares sold
A-Class	65,990	182,865
C-Class	694	3,559
P-Class	827	7,099
Institutional Class	37,747	133,301
Shares issued from reinvestment of distributions
A-Class	119,151	16,310
C-Class	72,027	23,844
P-Class	2,600	513
Institutional Class	57,437	5,542
Shares redeemed
A-Class	(36,640)	(76,042)
C-Class	(71,335)	(232,133)
P-Class	(6,313)	(2,359)
Institutional Class	(21,531)	(35,568)
Net increase in shares	220,654	26,931

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$13.30	$10.90	$10.71	$12.04	$11.36	$10.17
Income (loss) from investment operations:
Net investment income (loss)[b]	—	(.01)	.02	.03	.01	.01
Net gain (loss) on investments (realized and unrealized)	.62	2.96	.88	.25	1.84	1.84
Total from investment operations	.62	2.95	.90	.28	1.85	1.85
Less distributions from:
Net investment income	—	—	(.01)[c]	—	—	—
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)	(.66)
Total distributions	(2.88)	(.55)	(.71)	(1.61)	(1.17)	(.66)
Net asset value, end of period	$11.04	$13.30	$10.90	$10.71	$12.04	$11.36

Total Return[d]	3.87%	27.82%	8.57%	4.34%	17.47%	19.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,426	$6,973	$4,372	$4,651	$4,280	$4,290
Ratios to average net assets:
Net investment income (loss)	(0.05%)	(0.11%)	0.17%	0.32%	0.09%	0.09%
Total expenses[e]	2.33%	2.48%	2.64%	2.29%	1.86%	1.91%
Net expenses[f,g,h]	1.20%	1.20%	1.21%	1.22%	1.21%	1.21%
Portfolio turnover rate	36%	105%	76%	81%	93%	98%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$12.23	$10.13	$10.07	$11.50	$10.98	$9.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.10)	(.06)	(.04)	(.07)	(.07)
Net gain (loss) on investments (realized and unrealized)	.58	2.75	.82	.22	1.76	1.79
Total from investment operations	.53	2.65	.76	.18	1.69	1.72
Less distributions from:
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)	(.66)
Total distributions	(2.88)	(.55)	(.70)	(1.61)	(1.17)	(.66)
Net asset value, end of period	$9.88	$12.23	$10.13	$10.07	$11.50	$10.98

Total Return[d]	3.41%	26.94%	7.69%	3.59%	16.55%	18.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,729	$3,360	$4,859	$6,223	$9,672	$9,309
Ratios to average net assets:
Net investment income (loss)	(0.82%)	(0.83%)	(0.57%)	(0.42%)	(0.66%)	(0.65%)
Total expenses[e]	3.00%	3.22%	3.32%	2.92%	2.62%	2.62%
Net expenses[f,g,h]	1.95%	1.95%	1.96%	1.97%	1.96%	1.96%
Portfolio turnover rate	36%	105%	76%	81%	93%	98%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$13.78	$11.28	$11.06	$12.37	$11.64	$10.41
Income (loss) from investment operations:
Net investment income (loss)[b]	—	(.01)	.02	.04	.01	.01
Net gain (loss) on investments (realized and unrealized)	.64	3.06	.91	.26	1.89	1.88
Total from investment operations	.64	3.05	.93	.30	1.90	1.89
Less distributions from:
Net investment income	—	—	(.01)[c]	—	—	—
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)	(.66)
Total distributions	(2.88)	(.55)	(.71)	(1.61)	(1.17)	(.66)
Net asset value, end of period	$11.54	$13.78	$11.28	$11.06	$12.37	$11.64

Total Return	3.87%	27.76%	8.54%	4.39%	17.38%	19.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$161	$232	$131	$154	$200	$163
Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.10%)	0.17%	0.35%	0.08%	0.11%
Total expenses[e]	2.50%	2.61%	2.79%	2.34%	1.97%	1.86%
Net expenses[f,g,h]	1.20%	1.20%	1.21%	1.22%	1.21%	1.21%
Portfolio turnover rate	36%	105%	76%	81%	93%	98%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$14.36	$11.70	$11.44	$12.71	$11.91	$10.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.02	.05	.07	.04	.04
Net gain (loss) on investments (realized and unrealized)	.66	3.19	.95	.27	1.93	1.93
Total from investment operations	.67	3.21	1.00	.34	1.97	1.97
Less distributions from:
Net investment income	—	—	(.04)	—	—	—
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)	(.66)
Total distributions	(2.88)	(.55)	(.74)	(1.61)	(1.17)	(.66)
Net asset value, end of period	$12.15	$14.36	$11.70	$11.44	$12.71	$11.91

Total Return	3.93%	28.15%	8.90%	4.62%	17.69%	19.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,847	$3,488	$1,634	$3,747	$5,026	$6,498
Ratios to average net assets:
Net investment income (loss)	0.20%	0.13%	0.47%	0.59%	0.35%	0.34%
Total expenses[e]	2.02%	2.15%	2.25%	1.96%	1.57%	1.60%
Net expenses[f,g,h]	0.95%	0.95%	0.96%	0.97%	0.96%	0.96%
Portfolio turnover rate	36%	105%	76%	81%	93%	98%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	—	—	0.18%
C-Class	—	—	0.00%[i]	—	—	0.14%
P-Class	—	—	—	—	—	0.15%
Institutional Class	—	—	—	—	—	0.14%

[i]	Less than 0.01%

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.20%	1.20%	1.21%	1.21%	1.20%	1.20%
C-Class	1.95%	1.95%	1.96%	1.96%	1.95%	1.95%
P-Class	1.20%	1.20%	1.21%	1.21%	1.20%	1.20%
Institutional Class	0.95%	0.95%	0.96%	0.96%	0.95%	0.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	2.7%
Procter & Gamble Co.	2.5%
Chevron Corp.	2.2%
Pfizer, Inc.	2.2%
AbbVie, Inc.	2.1%
Eli Lilly & Co.	2.1%
Home Depot, Inc.	2.1%
Walt Disney Co.	2.0%
Accenture plc — Class A	1.9%
Merck & Company, Inc.	1.9%
Top Ten Total	21.7%

“Ten Largest Holdings” excludes any temporary cash investments.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	7.09%	11.68%	9.17%	10.51%
A-Class Shares with sales charge‡	2.03%	6.36%	8.12%	9.85%
C-Class Shares	6.74%	10.97%	8.36%	9.72%
C-Class Shares with CDSC§	5.82%	10.02%	8.36%	9.72%
P-Class Shares**	7.13%	11.66%	9.15%	10.55%
Institutional Class Shares	7.31%	12.03%	9.45%	10.85%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	6.86%	11.71%	10.60%	11.70%
Guggenheim RBP Large-Cap Value IndexSM	7.72%	13.23%	10.59%	12.12%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
RBP® LARGE-CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.9%

Consumer, Non-cyclical - 22.9%
Procter & Gamble Co.	779	$119,031
Pfizer, Inc.	1,951	101,003
AbbVie, Inc.	597	96,780
Eli Lilly & Co.	337	96,507
Merck & Company, Inc.	1,090	89,434
Abbott Laboratories	737	87,231
Philip Morris International, Inc.	726	68,200
Mondelez International, Inc. — Class A	1,012	63,533
Corteva, Inc.	953	54,778
Sysco Corp.	667	54,461
HCA Healthcare, Inc.	217	54,385
Constellation Brands, Inc. — Class A	236	54,356
Johnson & Johnson	278	49,270
Jazz Pharmaceuticals plc*	291	45,300
Baxter International, Inc.	270	20,936
Hologic, Inc.*	147	11,293
PepsiCo, Inc.	30	5,021
Total Consumer, Non-cyclical		1,071,519

Financial - 22.0%
JPMorgan Chase & Co.	934	127,323
Berkshire Hathaway, Inc. — Class B*	238	83,993
Prologis, Inc. REIT	427	68,952
Chubb Ltd.	301	64,384
Crown Castle International Corp. REIT	336	62,026
American International Group, Inc.	965	60,573
Everest Re Group Ltd.	177	53,344
Ameriprise Financial, Inc.	176	52,863
Alexandria Real Estate Equities, Inc. REIT	248	49,910
Travelers Companies, Inc.	270	49,337
Fidelity National Financial, Inc.	990	48,352
Equitable Holdings, Inc.	1,541	47,632
Huntington Bancshares, Inc.	3,136	45,848
First Republic Bank	254	41,174
Goldman Sachs Group, Inc.	123	40,602
Synchrony Financial	1,029	35,820
Lamar Advertising Co. — Class A REIT	280	32,530
Bank of America Corp.	492	20,280
T. Rowe Price Group, Inc.	129	19,504
Equity LifeStyle Properties, Inc. REIT	240	18,355
Intercontinental Exchange, Inc.	27	3,567
American Financial Group, Inc.	12	1,747
Total Financial		1,028,116

Industrial - 13.3%
United Parcel Service, Inc. — Class B	368	78,921
Caterpillar, Inc.	310	69,074
Waste Management, Inc.	363	57,536
FedEx Corp.	240	55,534
Keysight Technologies, Inc.*	333	52,604
Northrop Grumman Corp.	117	52,325
Parker-Hannifin Corp.	182	51,644
Masco Corp.	853	43,503
Garmin Ltd.	355	42,106
Allegion plc	323	35,459
Republic Services, Inc. — Class A	256	33,920
Snap-on, Inc.	130	26,712
Johnson Controls International plc	291	19,081
Agilent Technologies, Inc.	39	5,161
Total Industrial		623,580

Consumer, Cyclical - 10.7%
Home Depot, Inc.	322	96,384
Walmart, Inc.	599	89,203
Dollar Tree, Inc.*	339	54,291
Cummins, Inc.	250	51,278
Target Corp.	240	50,933
WW Grainger, Inc.	95	49,000
Advance Auto Parts, Inc.	198	40,978
Best Buy Company, Inc.	434	39,451
TJX Companies, Inc.	442	26,776
Total Consumer, Cyclical		498,294

Technology - 8.5%
Accenture plc — Class A	266	89,703
QUALCOMM, Inc.	512	78,244
Applied Materials, Inc.	497	65,505
KLA Corp.	164	60,034
Entegris, Inc.	369	48,435
Zynga, Inc. — Class A*	3,052	28,200
Black Knight, Inc.*	297	17,223
Marvell Technology, Inc.	174	12,477
Total Technology		399,821

Communications - 6.5%
Walt Disney Co.*	697	95,601
AT&T, Inc.	2,028	47,922
eBay, Inc.	777	44,491
CDW Corp.	246	44,007
Match Group, Inc.*	398	43,278
Paramount Global — Class B	589	22,270
Cisco Systems, Inc.	63	3,513
Verizon Communications, Inc.	15	764
Total Communications		301,846

Utilities - 5.6%
Duke Energy Corp.	563	62,865
Public Service Enterprise Group, Inc.	760	53,200
American Water Works Company, Inc.	270	44,693
Vistra Corp.	1,861	43,268
Exelon Corp.	840	40,009
Constellation Energy Corp.	353	19,856
Total Utilities		263,891

Energy - 5.2%
Chevron Corp.	643	104,700
Pioneer Natural Resources Co.	231	57,757
EOG Resources, Inc.	283	33,742
Exxon Mobil Corp.	348	28,741
Valero Energy Corp.	172	17,465
Total Energy		242,405

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
RBP® LARGE-CAP VALUE FUND

	Shares	Value
Basic Materials - 2.2%
DuPont de Nemours, Inc.	704	$51,801
FMC Corp.	376	49,470
Total Basic Materials		101,271

Total Common Stocks
(Cost $4,098,103)		4,530,743

EXCHANGE-TRADED FUNDS† - 1.7%
iShares S&P 500 Value ETF	513	79,885
Total Exchange-Traded Funds
(Cost $79,311)		79,885

Total Investments - 98.6%
(Cost $4,177,414)		$4,610,628
Other Assets & Liabilities, net - 1.4%		67,026
Total Net Assets - 100.0%		$4,677,654

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,530,743	$—	$—	$4,530,743
Exchange-Traded Funds	79,885	—	—	79,885
Total Assets	$4,610,628	$—	$—	$4,610,628

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $4,177,414)	$4,610,628
Cash	26,303
Prepaid expenses	51,867
Receivables:
Investment Adviser	11,095
Dividends	6,046
Total assets	4,705,939

Liabilities:
Payable for:
Professional fees	9,972
Trustees’ fees*	5,223
Securities purchased	5,038
Fund accounting/administration fees	3,783
Transfer agent/maintenance fees	2,191
Distribution and service fees	625
Miscellaneous	1,453
Total liabilities	28,285
Net assets	$4,677,654

Net assets consist of:
Paid in capital	$4,059,481
Total distributable earnings (loss)	618,173
Net assets	$4,677,654

A-Class:
Net assets	$483,715
Capital shares outstanding	44,444
Net asset value per share	$10.88
Maximum offering price per share (Net asset value divided by 95.25%)	$11.42

C-Class:
Net assets	$500,946
Capital shares outstanding	46,398
Net asset value per share	$10.80

P-Class:
Net assets	$249,897
Capital shares outstanding	23,283
Net asset value per share	$10.73

Institutional Class:
Net assets	$3,443,096
Capital shares outstanding	306,441
Net asset value per share	$11.24

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$46,038
Total investment income	46,038

Expenses:
Management fees	16,930
Distribution and service fees:
A-Class	560
C-Class	2,459
P-Class	299
Transfer agent/maintenance fees:
A-Class	1,158
C-Class	1,486
P-Class	875
Institutional Class	9,319
Registration fees	29,547
Fund accounting/administration fees	16,469
Professional fees	12,386
Trustees’ fees*	8,372
Custodian fees	1,529
Line of credit fees	66
Miscellaneous	3,423
Total expenses	104,878
Less: Expenses reimbursed by Adviser:
A-Class	(5,520)
C-Class	(6,862)
P-Class	(3,542)
Institutional Class	(47,289)
Expenses waived by Adviser	(16,930)
Total waived/reimbursed expenses	(80,143)
Net expenses	24,735
Net investment income	21,303

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	182,098
Net realized gain	182,098
Net change in unrealized appreciation (depreciation) on:
Investments	104,743
Net change in unrealized appreciation (depreciation)	104,743
Net realized and unrealized gain	286,841
Net increase in net assets resulting from operations	$308,144

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,303	$33,852
Net realized gain on investments	182,098	703,074
Net change in unrealized appreciation (depreciation) on investments	104,743	191,338
Net increase in net assets resulting from operations	308,144	928,264

Distributions to shareholders:
A-Class	(64,288)	(2,072)
C-Class	(52,675)	(503)
P-Class	(31,528)	(5,432)
Institutional Class	(463,645)	(42,314)
Total distributions to shareholders	(612,136)	(50,321)

Capital share transactions:
Proceeds from sale of shares
A-Class	300,003	141,673
C-Class	169,869	59,000
P-Class	73,067	166,440
Institutional Class	4,195	31,094
Distributions reinvested
A-Class	58,119	2,072
C-Class	52,675	503
P-Class	30,705	5,212
Institutional Class	463,645	42,314
Cost of shares redeemed
A-Class	(1,671)	(26,212)
C-Class	(296,201)	(56,639)
P-Class	(148,938)	(10,290)
Institutional Class	(713)	(7,470)
Net increase from capital share transactions	704,755	347,697
Net increase in net assets	400,763	1,225,640

Net assets:
Beginning of period	4,276,891	3,051,251
End of period	$4,677,654	$4,276,891

Capital share activity:
Shares sold
A-Class	23,704	11,944
C-Class	16,281	5,000
P-Class	6,779	14,650
Institutional Class	322	2,501
Shares issued from reinvestment of distributions
A-Class	5,327	204
C-Class	4,855	49
P-Class	2,854	516
Institutional Class	41,176	4,022
Shares redeemed
A-Class	(138)	(2,320)
C-Class	(23,937)	(4,865)
P-Class	(12,935)	(914)
Institutional Class	(61)	(604)
Net increase in shares	64,227	30,183

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$11.69	$9.30	$10.28	$11.17	$11.12	$9.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	.15	.14	.10	.11
Net gain (loss) on investments (realized and unrealized)	.78	2.69	(.96)	.01	1.09	1.61
Total from investment operations	.83	2.77	(.81)	.15	1.19	1.72
Less distributions from:
Net investment income	—	(.38)	(.11)	(.06)	(.20)	(.22)
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)	(.05)
Total distributions	(1.64)	(.38)	(.17)	(1.04)	(1.14)	(.27)
Net asset value, end of period	$10.88	$11.69	$9.30	$10.28	$11.17	$11.12

Total Return[c]	7.09%	30.34%	(8.05%)	2.53%	11.36%	18.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$484	$182	$53	$86	$106	$101
Ratios to average net assets:
Net investment income (loss)	0.94%	0.74%	1.53%	1.41%	0.90%	1.10%
Total expenses[d]	4.91%	5.90%	7.41%	6.32%	5.49%	5.22%
Net expenses[e,f,g]	1.20%	1.20%	1.21%	1.22%	1.21%	1.22%
Portfolio turnover rate	38%	132%	95%	101%	104%	132%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$11.79	$9.12	$10.14	$11.09	$10.98	$9.49
Income (loss) from investment operations:
Net investment income (loss)[b]	—	—	.07	.06	.01	.03
Net gain (loss) on investments (realized and unrealized)	.80	2.68	(.94)	.02	1.09	1.59
Total from investment operations	.80	2.68	(.87)	.08	1.10	1.62
Less distributions from:
Net investment income	(.15)	(.01)	(.09)	(.05)	(.05)	(.08)
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)	(.05)
Total distributions	(1.79)	(.01)	(.15)	(1.03)	(.99)	(.13)
Net asset value, end of period	$10.80	$11.79	$9.12	$10.14	$11.09	$10.98

Total Return[c]	6.74%	29.41%	(8.80%)	1.81%	10.54%	17.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$501	$580	$447	$317	$516	$542
Ratios to average net assets:
Net investment income (loss)	0.05%	0.04%	0.79%	0.65%	0.14%	0.34%
Total expenses[d]	5.49%	6.52%	7.99%	6.75%	6.14%	5.89%
Net expenses[e,f,g]	1.95%	1.95%	1.96%	1.97%	1.96%	1.97%
Portfolio turnover rate	38%	132%	95%	101%	104%	132%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$11.59	$9.28	$10.33	$11.25	$11.12	$9.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	.15	.14	.10	.11
Net gain (loss) on investments (realized and unrealized)	.78	2.67	(.96)	—	1.10	1.60
Total from investment operations	.83	2.75	(.81)	.14	1.20	1.71
Less distributions from:
Net investment income	(.05)	(.44)	(.18)	(.08)	(.13)	—
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)	(.05)
Total distributions	(1.69)	(.44)	(.24)	(1.06)	(1.07)	(.05)
Net asset value, end of period	$10.73	$11.59	$9.28	$10.33	$11.25	$11.12

Total Return	7.13%	30.31%	(8.10%)	2.47%	11.40%	18.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$250	$308	$114	$405	$577	$510
Ratios to average net assets:
Net investment income (loss)	0.84%	0.75%	1.49%	1.41%	0.90%	1.05%
Total expenses[d]	4.91%	5.74%	7.18%	6.07%	5.37%	5.31%
Net expenses[e,f,g]	1.20%	1.20%	1.21%	1.22%	1.21%	1.22%
Portfolio turnover rate	38%	132%	95%	101%	104%	132%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$12.10	$9.40	$10.42	$11.35	$11.22	$9.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.12	.17	.17	.13	.14
Net gain (loss) on investments (realized and unrealized)	.82	2.74	(.97)	—	1.11	1.62
Total from investment operations	.88	2.86	(.80)	.17	1.24	1.76
Less distributions from:
Net investment income	(.10)	(.16)	(.16)	(.12)	(.17)	(.10)
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)	(.05)
Total distributions	(1.74)	(.16)	(.22)	(1.10)	(1.11)	(.15)
Net asset value, end of period	$11.24	$12.10	$9.40	$10.42	$11.35	$11.22

Total Return	7.31%	30.72%	(7.92%)	2.77%	11.69%	18.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,443	$3,207	$2,437	$2,701	$2,915	$2,887
Ratios to average net assets:
Net investment income (loss)	1.08%	1.04%	1.78%	1.66%	1.14%	1.35%
Total expenses[d]	4.48%	5.49%	6.86%	5.80%	5.07%	4.78%
Net expenses[e,f,g]	0.95%	0.95%	0.96%	0.97%	0.96%	0.97%
Portfolio turnover rate	38%	132%	95%	101%	104%	132%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	—	—	1.10%
C-Class	—	—	0.01%	—	—	1.07%
P-Class	—	—	0.00%[h]	—	—	1.03%
Institutional Class	—	—	0.01%	—	—	0.99%

[h]	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.20%	1.20%	1.21%	1.21%	1.20%	1.20%
C-Class	1.95%	1.95%	1.96%	1.96%	1.95%	1.95%
P-Class	1.20%	1.20%	1.21%	1.21%	1.20%	1.20%
Institutional Class	0.95%	0.95%	0.96%	0.96%	0.95%	0.95%

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of four separate classes of shares: A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2022, the Trust consisted of five funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation IndexSM
RBP® Dividend Fund	Guggenheim RBP® Dividend IndexSM
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive IndexSM
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market IndexSM
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value IndexSM

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022 are disclosed in the Statements of Operations.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class shares will be paid to certain service providers for performing certain shareholder and administrative services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Directional Allocation Fund – A-Class	1.50%	05/09/16	02/01/23
Directional Allocation Fund – C-Class	2.10%	05/09/16	02/01/23
Directional Allocation Fund – P-Class	1.35%	05/09/16	02/01/23
Directional Allocation Fund – Institutional Class	1.10%	05/09/16	02/01/23
RBP® Dividend Fund – A-Class	1.20%	05/09/16	02/01/23
RBP® Dividend Fund – C-Class	1.95%	05/09/16	02/01/23
RBP® Dividend Fund – P-Class	1.20%	05/09/16	02/01/23
RBP® Dividend Fund – Institutional Class	0.95%	05/09/16	02/01/23
RBP® Large-Cap Defensive Fund – A-Class	1.20%	05/09/16	02/01/23
RBP® Large-Cap Defensive Fund – C-Class	1.95%	05/09/16	02/01/23
RBP® Large-Cap Defensive Fund – P-Class	1.20%	05/09/16	02/01/23
RBP® Large-Cap Defensive Fund – Institutional Class	0.95%	05/09/16	02/01/23
RBP® Large-Cap Market Fund – A-Class	1.20%	05/09/16	02/01/23
RBP® Large-Cap Market Fund – C-Class	1.95%	05/09/16	02/01/23
RBP® Large-Cap Market Fund – P-Class	1.20%	05/09/16	02/01/23
RBP® Large-Cap Market Fund – Institutional Class	0.95%	05/09/16	02/01/23
RBP® Large-Cap Value Fund – A-Class	1.20%	05/09/16	02/01/23
RBP® Large-Cap Value Fund – C-Class	1.95%	05/09/16	02/01/23
RBP® Large-Cap Value Fund – P-Class	1.20%	05/09/16	02/01/23
RBP® Large-Cap Value Fund – Institutional Class	0.95%	05/09/16	02/01/23

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2022	2023	2024	2025	Fund Total
Directional Allocation Fund
A-Class	$635	$23,559	$30,514	$29,567	$84,275
C-Class	36,154	72,789	53,621	21,353	183,917
P-Class	5,666	5,669	3,842	1,981	17,158
Institutional Class	44,613	112,011	89,377	46,399	292,400
RBP® Dividend Fund
A-Class	29,578	48,107	63,294	34,690	175,669
C-Class	24,573	37,850	24,180	5,310	91,913
P-Class	10,324	12,886	11,082	4,393	38,685
Institutional Class	40,599	68,656	60,349	28,624	198,228
RBP® Large-Cap Defensive Fund
A-Class	31,897	52,084	61,062	34,755	179,798
C-Class	29,454	39,654	31,745	10,471	111,321
P-Class	3,433	5,095	5,214	2,628	16,370
Institutional Class	50,040	73,237	69,291	33,024	225,592
RBP® Large-Cap Market Fund
A-Class	33,016	62,997	73,546	41,183	210,742
C-Class	50,841	72,075	56,833	16,758	196,507
P-Class	1,427	2,008	2,307	1,080	6,822
Institutional Class	28,664	35,171	28,915	20,601	113,351
RBP® Large-Cap Value Fund
A-Class	4,441	5,303	4,788	6,920	21,452
C-Class	16,592	22,896	25,211	8,706	73,405
P-Class	20,504	12,618	9,157	4,440	46,719
Institutional Class	116,028	147,044	136,588	60,077	459,737

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2022, GI recouped amounts from the Funds as follows:

Directional Allocation Fund	$21

For the period ended March 31, 2022, GFD retained sales charges of $4,194 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GPIM and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GPIM or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$321,660,339	$16,623,448	$(8,117,165)	$8,506,283
RBP® Dividend Fund	24,886,417	2,057,185	(998,041)	1,059,144
RBP® Large-Cap Defensive Fund	10,631,725	971,393	(431,995)	539,398
RBP® Large-Cap Market Fund	12,604,234	1,873,290	(414,320)	1,458,970
RBP® Large-Cap Value Fund	4,183,479	574,234	(147,085)	427,149

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$297,719,851	$340,106,341
RBP® Dividend Fund	9,316,151	10,114,780
RBP® Large-Cap Defensive Fund	4,509,383	4,774,694
RBP® Large-Cap Market Fund	5,239,452	5,708,030
RBP® Large-Cap Value Fund	1,784,938	1,711,220

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit, with limits subject to applicable regulatory requirements around leverage, as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus ½ of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees” or included within “Miscellaneous”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

On October 1, 2021, the Trust, along with other affiliated trusts, renewed the $1,230,000,000 line of credit with Citibank, N.A.

Note 7 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 8 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2015 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2015	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2015

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2015 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2015

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2015	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2016

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2015

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2015

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2015

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable to registrant.

(a)(4)	Not applicable to registrant.

(b)	A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 9, 2022

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 9, 2022

*	Print the name and title of each signing officer under his or her signature.